Revenue - Disclosure of geographical areas (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue	€ 1,538	€ 1,474	€ 3,074	€ 2,860
France [member]
Disclosure of geographical areas [line items]
Revenue	154	152	306	302
Germany [member]
Disclosure of geographical areas [line items]
Revenue	339	349	678	700
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	49	39	99	83
Switzerland [member]
Disclosure of geographical areas [line items]
Revenue	18	26	38	43
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	286	270	555	514
United States [member]
Disclosure of geographical areas [line items]
Revenue	600	485	1,164	928
Canada [member]
Disclosure of geographical areas [line items]
Revenue	9	28	27	49
Asia and Other Pacific [member]
Disclosure of geographical areas [line items]
Revenue	68	76	137	143
Other countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 15	€ 49	€ 70	€ 98